Investment in an associate	6 Months Ended
Jun. 30, 2021
Investment in an associate
Investment in an associate
11.	Investment in an associate

Investment in Zenlabs

On March 10, 2021 the Group entered into a Share Purchase Agreement according to which the Lilium Group acquired 25.72% of the shares of Zenlabs Energy Inc. (“Zenlabs”) for a purchase price of €8,409 thousand ($10,000 thousand). Zenlabs is a development partner of Lilium involved in lithium-ion batteries. In addition, the Group has bought promissory notes, which subsequently were converted into shares of Zenlabs as mentioned in note 20. Group’s investment in Zenlabs is accounted for using the equity method of accounting.

On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

(a) Goodwill relating to an associate is included in the carrying amount of the investment. Amortisation of that goodwill is not permitted.

(b) Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the associate’s profit or loss in the period in which the investment is acquired.

On the date of acquisition of an equity-accounted investee, fair values of the Zenlabs’ identifiable net assets and liabilities was approximately €18 million. The purchase price allocation has not been finalized.

Subsequent accounting

The Group’s investment in Zenlabs is accounted for using equity accounting method in the consolidated financial statements. Under the equity accounting method, the investment in an associate is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Group’s share of net assets of the associate since the acquisition date.

The statement of profit or loss reflects the Group’s share of the results of operations of the associate. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognised directly in the equity of the associate, the Group recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealised gains and losses resulting from transactions between the Group and the associate would be eliminated to the extent of the interest in the associate.

The following table illustrates the summarised the valuation of the Group’s investment in Zenlabs:

In € thousand	Carrying Value
January 1, 2021	—
Initial recognition	8,502
Share of income/(loss) of an associate	(201)
June 30, 2021	8,301